Risks - Liquidity risk Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undrawn lines of credit		€ 26,040	€ 4,473
EIB Finance contract	€ 35,000
EIB finance contract max. draw first tranche	25,000
EIB finance contract draw first tranche	10,000
EIB finance contract draw second tranche	€ 25,000
EIB finance contract interest rate first tranche	2.40%
EIB finance contract interest rate second tranche	2.72%